Prudential Investment Portfolios 2
Prudential Core Short-Term Bond Fund
Prudential Core Taxable Money Market Fund

Prudential Jennison 20/20 Focus Fund

Prudential Investment Portfolios 3
Prudential Strategic Value fund
Prudential Jennison Select Growth Fund

Prudential Government Income Fund, Inc.

Prudential Institutional Money Market Fund, Inc.

Prudential Global Real Estate Fund

Prudential Investment Portfolios 4
Prudential Muni High Income Fund

Prudential Investment Portfolios 5
Prudential Jennison conservative Growth Fund
Prudential Small-Cap Value Fund

Prudential MoneyMart Assets, Inc.

Prudential Investment Portfolios 6
Prudential California Muni Income Fund

Prudential High Yield Fund, Inc.

Prudential Nationals Muni fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Investment Portfolios 7
Prudential Jennison Value Fund

Prudential Investment Portfolios 8
Prudential Stock Index Fund

Prudential Investment Portfolios, Inc.
Prudential Asset Allocation Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Prudential Conservative Allocation Fund
Prudential Growth Allocation Fund
Prudential Moderate Allocation Fund

Prudential Jennison Small Company Fund, Inc.

Prudential Investment Portfolios 9
Prudential Large-Cap Core Equity Fund

Prudential World Fund, Inc.
Prudential International Equity Fund
Prudential International Value Fund

Prudential Investment Portfolios, Inc. 10
Prudential Mid-Cap Value Fund
Prudential Jennison Equity Income Fund

Prudential Small-Cap Core Equity Fund, Inc.

Prudential Jennison Natural Resources Fund, Inc.

Prudential Global Total Return Fund, Inc.

Prudential Total Return Bond Fund, Inc.

Prudential Investment Portfolios 11
Prudential Government Securities Money Market Fund

Prudential Sector Funds, Inc.
Prudential Financial Services Fund
Prudential Health Sciences Fund d/b/a/ Prudential Jennison Health Sciences Fund
Prudential Utility Fund d/b/a/ Prudential Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

Target Asset Allocation Funds
Target Conservative Allocation Fund
Target Moderate Allocation Fund
Target Growth Allocation Fund

Target Portfolio Trust
Large Capitalization Growth Portfolio
Small Capitalization Value Portfolio
Total Return Bond Portfolio
U.S. Government Money Market Portfolio
Large Capitalization Value Portfolio
International Equity Portfolio
Intermediate-Term Bond Portfolio
Small Capitalization Growth Portfolio
International Bond Portfolio
Mortgage Backed Securities Portfolio

Supplement dated March 12, 2010 to the Prospectus of each Fund Named Above

This supplement amends the Prospectus of each of the Funds referenced above and is in addition to any existing supplement to a Fund’s Prospectus.

1.         A new third paragraph is added under the caption “Other Payments Received by Financial Services Firms - Administrative, Sub-Accounting and Networking Fees” as follows:

In addition, the Fund reimburses the Distributor for National Securities Clearing Corporation (“NSSC”) fees that are invoiced to the Distributor as the party to the Agreement with NSCC for the administrative services provided by NSCC to the Fund and its shareholders.  These administrative services provided by NSCC to the Fund and its shareholders include transaction processing and settlement through Fund/SERV, electronic networking services to support the transmission of shareholder purchase and redemption orders to and from financial intermediaries, and related recordkeeping provided by NSCC to the Fund and its shareholders.   These payments are generally based on a transaction fee rate for certain administrative services plus a fee for other administrative services.

LR332